Revenue Information	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue Information

14. REVENUE INFORMATION

Revenues consist of the following:

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Revenues generated from group chatting services	122,978,167	208,163,650	214,992,171
Revenues generated from game services	11,949,243	64,971,258	88,611,351
Total revenues	134,927,410	273,134,908	303,603,522

The Company’s platform does not require real-name and country of registration of its users. Therefore, the Company does not disclose the revenue information by geographical region because country information of its users are not available or not verified by the Company.